Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of property and equipment, net

	As of December 31,
	2019	2020
	RMB	RMB	US$
Electronic equipment	110,820	86,602	13,273
AI related equipment	58,023	118,039	18,090
Leasehold improvements	65,028	60,392	9,255
Office equipment and fixtures	28,374	26,039	3,991
Motor vehicles	4,579	4,176	640
Construction in progress	2,018	—	—
Less: Accumulated depreciation	165,445	184,038	28,205
Less: Accumulated impairment	—	9,226	1,414

Property and equipment, net	103,397	101,984	15,630